UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              97

Form 13F Information Table Value Total:              $313,455
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Managem      STOCK   03748R101    12,357    214,200    SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc       STOCK   044103109     5,510    461,500    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp      STOCK   045604105     5,953    422,500    SH              SOLE      NONE                   NONE
Brandywine Realty Trust             STOCK   105368203     1,002     30,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust           STOCK   195872106     9,313    203,923    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co         STOCK   225756105    12,696    632,900    SH              SOLE      NONE                   NONE
Developers Diversified Realty       STOCK   251591103     9,693    154,104    SH              SOLE      NONE                   NONE
Equity Inns Inc                     STOCK   294703103     3,686    225,000    SH              SOLE      NONE                   NONE
Equity One Inc                      STOCK   294752100     3,697    139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus      STOCK   313747206     4,042     44,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103    12,079    266,651    SH              SOLE      NONE                   NONE
Frontline Capital Group             STOCK   35921N101         0        640    SH              SOLE      NONE                   NONE
Glimcher Realty Trust               STOCK   379302102    12,431    460,050    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc         STOCK   421915109     8,928    247,800    SH              SOLE      NONE                   NONE
Health Care REIT Inc                STOCK   42217K106     9,921    226,000    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc         STOCK   421946104    10,134    271,700    SH              SOLE      NONE                   NONE
Highwoods Properties Inc            STOCK   431284108     8,747    221,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust        STOCK   44106M102    12,332    263,500    SH              SOLE      NONE                   NONE
HRPT Properties Trust               STOCK   40426W101    11,606    943,600    SH              SOLE      NONE                   NONE
Lexington Realty Trust              STOCK   529043101     9,819    464,700    SH              SOLE      NONE                   NONE
Liberty Property Trust              STOCK   531172104       706     14,500    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp               STOCK   554489104     3,005     63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc          STOCK   561063108         4      5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit      STOCK   59522J103    11,168    198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                      STOCK   601148109     2,062     81,700    SH              SOLE      NONE                   NONE
National Health Investors Inc       STOCK   63633D104     3,266    104,200    SH              SOLE      NONE                   NONE
National Health Realty Inc          STOCK   635905102     1,260     53,600    SH              SOLE      NONE                   NONE
National Retail Properties Inc      STOCK   637417106    10,400    429,916    SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104    11,954    382,400    SH              SOLE      NONE                   NONE
Centro NP LLC                       STOCK   648053106     8,651    261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc      STOCK   681936100       154      9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves      STOCK   709102107    11,823    266,694    SH              SOLE      NONE                   NONE
PMC Commercial Trust                STOCK   693434102     1,881    128,400    SH              SOLE      NONE                   NONE
Post Properties Inc                 STOCK   737464107     5,821    127,300    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr      STOCK   751452202     7,099    198,800    SH              SOLE      NONE                   NONE
Realty Income Corp                  STOCK   756109104     1,946     69,000    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus      STOCK   81721M109     1,212     50,700    SH              SOLE      NONE                   NONE
Simon Property Group Inc            STOCK   828806109       668      6,000    SH              SOLE      NONE                   NONE
SL Green Realty Corp                STOCK   78440X101       681      4,964    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc             STOCK   84610H108     4,145     74,800    SH              SOLE      NONE                   NONE
Sun Communities Inc                 STOCK   866674104     1,973     63,600    SH              SOLE      NONE                   NONE
Taubman Centers Inc                 STOCK   876664103       116      2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                     STOCK   554382101     7,592     82,200    SH              SOLE      NONE                   NONE
TravelCenters of America LLC        STOCK   894174101       736     19,150    SH              SOLE      NONE                   NONE
UDR Inc                             STOCK   902653104     2,052     67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                     STOCK   92257K102         0      1,260    SH              SOLE      NONE                   NONE

3M Co                               STOCK   88579Y101     1,299     17,000    SH              SOLE      NONE                   NONE
Abbott Laboratories                 STOCK   002824100     1,395     25,000    SH              SOLE      NONE                   NONE
Accenture Ltd                       STOCK   G1150G111       578     15,000    SH              SOLE      NONE                   NONE
Altria Group Inc                    STOCK   02209S103     2,195     25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc      STOCK   025537101       551     11,300    SH              SOLE      NONE                   NONE
American Express Co                 STOCK   025816109     1,128     20,000    SH              SOLE      NONE                   NONE
Amgen Inc                           STOCK   031162100       559     10,000    SH              SOLE      NONE                   NONE
Apache Corp                         STOCK   037411105       212      3,000    SH              SOLE      NONE                   NONE
Bank of America Corp                STOCK   060505104     1,276     25,007    SH              SOLE      NONE                   NONE
Capital One Financial Corp          STOCK   14040H105       906     12,000    SH              SOLE      NONE                   NONE
Caterpillar Inc                     STOCK   149123101     1,207     18,000    SH              SOLE      NONE                   NONE
CIGNA Corp                          STOCK   125509109     1,284      9,000    SH              SOLE      NONE                   NONE
Cisco Systems Inc                   STOCK   17275R102       766     30,000    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                STOCK   194162103       508      7,600    SH              SOLE      NONE                   NONE
ConocoPhillips                      STOCK   20825C104     1,025     15,000    SH              SOLE      NONE                   NONE
Consolidated Edison Inc             STOCK   209115104       700     13,700    SH              SOLE      NONE                   NONE
Devon Energy Corp                   STOCK   25179M103       208      3,000    SH              SOLE      NONE                   NONE
Duke Energy Corp                    STOCK   26441C105       523     25,800    SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts              STOCK   268648102       554     40,000    SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103       453     10,000    SH              SOLE      NONE                   NONE
General Electric Co                 STOCK   369604103     1,980     56,000    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                  STOCK   428236103     1,204     30,000    SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104       583     22,142    SH              SOLE      NONE                   NONE
IBM                                 STOCK   459200101       848      9,000    SH              SOLE      NONE                   NONE
Johnson & Johnson                   STOCK   478160104       922     15,300    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                 STOCK   46625H100     2,330     48,164    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc          STOCK   58405U102     1,537     21,192    SH              SOLE      NONE                   NONE
Microsoft Corp                      STOCK   594918104     1,616     58,000    SH              SOLE      NONE                   NONE
Motorola Inc                        STOCK   620076109       654     37,000    SH              SOLE      NONE                   NONE
Nationwide Health Properties I      STOCK   638620104       313     10,000    SH              SOLE      NONE                   NONE
Newmont Mining Corp                 STOCK   651639106       630     15,000    SH              SOLE      NONE                   NONE
Noble Corp                          STOCK   G65422100       629      8,000    SH              SOLE      NONE                   NONE
Nokia OYJ                           STOCK   654902204       458     20,000    SH              SOLE      NONE                   NONE
Nucor Corp                          STOCK   670346105       130      2,000    SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc          STOCK   684010101       188      8,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                      STOCK   713448108     1,462     23,000    SH              SOLE      NONE                   NONE
Pfizer Inc                          STOCK   717081103       429     17,000    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The             STOCK   742718109     1,967     31,147    SH              SOLE      NONE                   NONE
Schering-Plough Corp                STOCK   806605101       816     32,000    SH              SOLE      NONE                   NONE
Schlumberger Ltd                    STOCK   806857108       698     10,100    SH              SOLE      NONE                   NONE
Spectra Energy Corp                 STOCK   847560109       339     12,900    SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts Worl      STOCK   85590A401       227      3,500    SH              SOLE      NONE                   NONE
Target Corp                         STOCK   87612E106     1,013     17,100    SH              SOLE      NONE                   NONE
Texas Instruments Inc               STOCK   882508104       301     10,000    SH              SOLE      NONE                   NONE
Tyco International Ltd              STOCK   902124106       757     24,000    SH              SOLE      NONE                   NONE
UnitedHealth Group Inc              STOCK   91324P102     2,119     40,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc          STOCK   92343V104     2,237     59,000    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                 STOCK   931142103       606     12,900    SH              SOLE      NONE                   NONE
Walgreen Co                         STOCK   931422109     1,813     39,500    SH              SOLE      NONE                   NONE
Wells Fargo & Co                    STOCK   949746101     1,005     29,200    SH              SOLE      NONE                   NONE
Wyeth                               STOCK   983024100     1,996     39,900    SH              SOLE      NONE                   NONE
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